summarizes the price considered for accounting purposes: (Details)	12 Months Ended
Dec. 31, 2021 shares
IfrsStatementLineItems [Line Items]
Purchase price considered for the business combination	599,891
Purchase price considered for business combination mineracao	118,831
Assets Transferred [Member]
IfrsStatementLineItems [Line Items]
Determination of comment	A payment in the amount of R$201 milion is being carried out in the transaction.
Purchase price considered for the business combination	77,768
Purchase price considered for business combination mineracao	123,947
Assets Transferred One [Member]
IfrsStatementLineItems [Line Items]
Determination of comment	Refers to financial adjustment of working capital and debt.
Purchase price considered for the business combination	(3,914)
Purchase price considered for business combination mineracao	(5,116)
Equity Interests Issued [Member]
IfrsStatementLineItems [Line Items]
Determination of comment	Shares issued by Elizabeth Cimentos and acquired by CSN Cimentos.
Purchase price considered for the business combination	526,037